VIRTUS AllianzGI International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Shares	Value
Preferred Stock—1.4%
Germany—1.4%
Jungheinrich AG	24,964	$1,220
Total Preferred Stock (Identified Cost $558)		1,220

Common Stocks—96.6%
Australia—5.4%
ALS Ltd.	110,041	1,076
Ansell Ltd.	8,707	284
Bapcor Ltd.	91,762	585
Nick Scali Ltd.	60,321	530
Northern Star Resources Ltd.	32,100	235
Openpay Group Ltd.(1)	87,481	94
Paradigm Biopharmaceuticals Ltd.(1)	182,378	287
Pro Medicus Ltd.	21,200	934
Starpharma Holdings Ltd.(1)	585,545	657
		4,682

Austria—1.6%
Wienerberger AG	35,448	1,366
Cayman Islands—0.8%
Alchip Technologies Ltd.	2,000	44
Futu Holdings Ltd. ADR(1)	3,700	662
		706

Denmark—2.4%
Ambu A/S Class B	26,135	1,005
SimCorp A/S	8,825	1,107
		2,112

Finland—0.9%
Huhtamaki Oyj	16,000	758
France—8.4%
APERAM SA	23,199	1,188
Elis SA(1)	75,686	1,426
Nexity SA	22,797	1,140
SCOR SE(1)	33,037	1,051
SOITEC(1)	6,191	1,365
SPIE SA	48,950	1,126
		7,296

Germany—9.0%
Bechtle AG	6,363	1,182
CANCOM SE	22,963	1,388
Deutsche Pfandbriefbank AG	22,723	224
Evotec SE(1)	35,157	1,594
Hella GmbH & Co. KGaA(1)	19,812	1,357
	Shares	Value

Germany—continued
Jenoptik AG	36,671	$1,003
Scout24 AG	12,804	1,080
		7,828

Hong Kong—4.0%
Hutchmed China Ltd. ADR(1)	32,400	1,272
Melco International Development Ltd.(1)	313,000	575
Techtronic Industries Co., Ltd.	36,000	629
VTech Holdings Ltd.	92,600	975
		3,451

Ireland—1.6%
Grafton Group plc	86,460	1,372
Italy—2.7%
Buzzi Unicem SpA	44,177	1,172
ERG SpA	41,083	1,218
		2,390

Japan—26.4%
Asahi Intecc Co. Ltd.	15,300	366
COMSYS Holdings Corp.	39,300	1,088
Dai Nippon Printing Co. Ltd.	34,700	734
Ferrotec Holdings Corp.	20,300	624
Fuji Electric Co. Ltd.	32,600	1,523
Fuji Oil Holdings, Inc.	30,000	714
Heiwa Real Estate Co. Ltd.	19,600	739
Jeol Ltd.	23,200	1,357
Kuraray Co. Ltd.	24,700	237
Marui Group Co., Ltd.	75,100	1,411
Mitsubishi HC Capital, Inc.	261,500	1,400
Nifco, Inc.	6,400	242
Nikon Corp.	56,700	605
NSK Ltd.	13,600	115
Open House Co. Ltd.	17,000	799
PALTAC Corp.	16,100	835
Penta-Ocean Construction Co. Ltd.	167,600	1,166
Ryohin Keikaku Co., Ltd.	35,200	738
Showa Denko KK	28,300	841
T&D Holdings, Inc.	83,600	1,081
TechMatrix Corp.	38,300	635
Tokai Carbon Co. Ltd.	61,500	848
Tokyu Fudosan Holdings Corp.	264,400	1,590
ValueCommerce Co. Ltd.	40,800	1,190
Zenkoku Hosho Co. Ltd.	19,300	829
Zeon Corp.	85,600	1,184
		22,891

Netherlands—2.8%
ASM International NV	3,977	1,306
	Shares	Value

Netherlands—continued
ASR Nederland NV	28,191	$1,090
		2,396

New Zealand—0.4%
Eroad Ltd.(1)	77,475	338
Norway—3.2%
Elkem ASA(1)	382,528	1,392
Storebrand ASA	157,554	1,427
		2,819

South Korea—1.0%
Koh Young Technology, Inc.	41,490	877
Sweden—2.9%
AAK AB	53,435	1,198
Elekta AB Class B	88,983	1,289
		2,487

Switzerland—4.8%
Georg Fischer AG	1,100	1,632
Interroll Holding AG	389	1,543
OC Oerlikon Corp. AG	88,110	977
		4,152

Taiwan—3.1%
ASMedia Technology, Inc.	25,000	1,207
Unimicron Technology Corp.	319,000	1,477
		2,684

United Kingdom—15.2%
ASOS plc(1)	18,846	1,293
Auto Trader Group plc(1)	146,909	1,287
Crest Nicholson Holdings plc(1)	221,947	1,287
Genus plc	20,525	1,408
HomeServe plc	64,368	851
Howden Joinery Group plc	124,206	1,403
Intermediate Capital Group plc	48,932	1,438
Moneysupermarket.com Group plc	295,845	1,050
Rotork plc	165,383	779
Spectris plc	27,520	1,233
See Notes to Schedule of Investments

VIRTUS AllianzGI International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Shares	Value

United Kingdom—continued
Wizz Air Holdings plc(1)	17,338	$1,120
		13,149

Total Common Stocks (Identified Cost $61,499)		83,754

Total Long-Term Investments—98.0% (Identified Cost $62,057)		84,974

	Shares	Value

Short-Term Investment—1.6%
Money Market Mutual Fund—1.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	1,439,615	$1,440
Total Short-Term Investment (Identified Cost $1,440)		1,440

TOTAL INVESTMENTS—99.6% (Identified Cost $63,497)		$86,414
Other assets and liabilities, net—0.4%		324
NET ASSETS—100.0%		$86,738

Abbreviation:
ADR	American Depositary Receipt
Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
Japan	27%
United Kingdom	15
Germany	10
France	8
Australia	5
Switzerland	5
Hong Kong	4
Other	26
Total	100%
† % of total investments as of June 30, 2021.
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$83,754	$83,754
Preferred Stock	1,220	1,220
Money Market Mutual Fund	1,440	1,440
Total Investments	$86,414	$86,414
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
See Notes to Schedule of Investments

VIRTUS ALLIANZGI INTERNATIONAL SMALL-CAP FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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